UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 29, 2024

Item 1. Reports to Stockholders.

(a)

Invest selectively

VILLX & VLEQX

SEMI-ANNUAL REPORT – FEBRUARY 29, 2024

Villere Funds

Table of Contents

A Message to Our Shareholders	2
Sector Allocations	7
Schedules of Investments	9
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	21
Expense Examples	34
Additional Information	36
Privacy Notice	Inside Back Cover

Villere Funds

February 29, 2024

To Our Fellow Shareholders:

The 6-month period ended February 29, 2024 was broadly positive in both the equity and bond markets, as the Federal Reserve began to pause from its aggressive inflation-fighting measures.

Small and mid-cap stocks, like the ones typically held in our Funds, lagged the S&P 500 index, which was up 13.92% during the 6-month period.  The last twelve months brought tremendous returns for the very largest technology companies, as artificial intelligence captured the imagination of investors.  Unfortunately, our strategy is to avoid stocks with aggressive valuations, so when the big get bigger, our portfolios tend to lag behind.

Villere Balanced Fund – Results

The Villere Balanced Fund (“Balanced Fund”) grew 7.04% during the 6-month period ended February 29, 2024. In comparison, the Balanced Fund’s benchmark – the Lipper Balanced Funds Index – grew by 8.03%. The Fund’s emphasis on small- and mid-cap stocks hurt the Balanced Fund’s performance relative to its peers, which tend to hold large-cap stocks.  The S&P 500, which is heavily weighted to the largest companies in terms of valuation, grew by 13.92% during the period.

					Since
Average Annual Total Returns					Inception
for Periods Ending 2/29/24	6 Mos.*	1 Year	5 Years	10 Years	9/30/99
Balanced Fund	7.04%	9.00%	3.34%	3.19%	6.77%
S&P 500® Index	13.92%	30.45%	14.76%	12.69%	7.82%
Lipper Balanced Funds Index	8.03%	14.12%	7.47%	6.52%	5.80%
Bloomberg Intermediate
Government/Credit
Bond Index	2.61%	4.37%	1.23%	1.51%	3.67%

* Returns are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Balanced Fund may be lower or higher than the performance quoted.  Current performance data for the most recent month end may be obtained by visiting www.villere.com.  As of the most recent prospectus, the gross expense ratio for the Balanced Fund was 1.04%. See the Financial Highlights in this report for the most current expense ratios.

Villere Funds

Villere Equity Fund – Results

The Villere Equity Fund (“Equity Fund”) grew by 6.37% during the 6-month period ended February 29, 2024. In comparison, the Equity Fund’s benchmarks – the Lipper Mid-Cap Growth Funds Index and the S&P 500® Total Return Index – grew by 11.65% and 13.92%, respectively, during the period. The Equity Fund tends to be more diversified than the benchmarks in size (market capitalization) of its holdings.

					Since
Average Annual Total Returns					Inception
for Periods Ending 2/29/24	6 Mos.*	1 Year	5 Years	10 Years	5/31/13
Equity Fund	6.37%	6.94%	2.72%	2.38%	3.20%
Lipper Mid-Cap
Growth Funds Index	11.65%	18.77%	9.16%	9.25%	10.66%
S&P 500® Total
Return Index	13.92%	30.45%	14.76%	12.69%	13.30%

* Returns are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Equity Fund may be lower or higher than the performance quoted.  Current performance data for the most recent month end may be obtained by visiting www.villere.com.  As of the most recent prospectus, the gross expense ratio for the Villere Equity Fund was 1.32%. See the Financial Highlights in this report for the most current expense ratios. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days.

Asset Allocation

The asset allocation in the Balanced Fund was 77.3% in stocks, 20.6% in bonds, and 2.1% in cash at the end of February.  The asset allocation in the Equity Fund was 91.4% in stocks, 8.6% in cash.

Inside the Portfolios – Equities

While equity portfolio concentration remains central to our investment approach, we’ve continued to add select smaller positions in certain less aggressive, more conservative stocks.  As discussed in our previous letter, we have managed conservative portfolios for separate account clients for years and made the decision that adding some of this exposure to the mutual funds would potentially make these portfolios more efficient.

Villere Funds

Active management, individual company research, and stock selection continue to be central to our process and strategy. Top contributors to performance for both Funds during the 6-month period ended February 29, 2024 included Palomar Holdings, Inc. (“Palomar”), Euronet Worldwide, Inc. (“Euronet”), On Holding AG Class A (“ON Running”), and Stryker Corporation (“Stryker”).

Palomar is a specialty property insurer that focuses on using technology to price risk for underserved markets.  After being discussed as one of the laggards in our previous letter, shares of Palomar bounced back during this period as loss ratios showed significant improvement.

Euronet shares rose as the company continued to diversify from its legacy European ATM business into a payments business, and results were boosted by increases in both travel and employment.  In February, Euronet announced the acquisition of Singapore-based Infinitium, which will expand Euronet’s Asian footprint.

On Running, maker of distinctive (and premium priced) “Cloud” shoes as well as athletic apparel (targeted to go from 4% of sales to 10% long term) continues to grow its market share globally.  On Running has focused on growing its direct-to-consumer sales, where it is able to generate strong profit margins and establish a closer relationship with its customers.

Stryker is a medical device company that we have long admired, and we finally had an opportunity to buy at a discount during the market pullback from COVID-19, when non-essential surgeries effectively ground to a halt.  Since then, sales have continued to outpace expectations in terms of sales and profitability.

The three stocks that most detracted from performance were Ebix, Inc. (“Ebix”), Caesars Entertainment Inc. (“Caesars”), and ON Semiconductor Corporation (“ON Semi”).

Indian fintech business Ebix shares fell as the planned IPO of the Ebix Cash business was unsuccessful.  While we had high hopes for Ebix’s core business, we grew uncomfortable with the company’s debt levels and sold our position entirely during the period.

Shares of Caesars, the largest casino-entertainment company in the United States, fell despite continued strength in the company’s business as investors worried about both the U.S. consumer as well as Caesars’ debt levels.  We continue to be attracted to the fundamentals of Las Vegas and believe that the company has multiple paths to easing its debt load.

Villere Funds

On Semi’s shares fell along with the bulk of its peers as demand for semiconductors weakened.  On Semi sells its chips heavily into the electric vehicle market, a segment that has had disappointing sales in recent months.  We believe On Semi’s focus on cutting costs broadly, growing its Silicon Carbide business, and exiting low-margin commodity-type businesses are positives as we look ahead to future results.

Strategy & Outlook

The Fed appears likely to reduce interest rates in the second half of the year, and the presidential race looks like it will be between two “known quantities,” two signs that may bode well for equity returns.

We believe that we are in a stock picker’s market. Rather than simply investing in the “market” via passive ETFs, it is important to carefully select individual stocks and avoid following the herd. We focus on the fundamentals of each business, companies with strong balance sheets and solid management teams that are positioned for growth. While we can, and do, purchase shares in larger companies when attractive opportunities arise, we continue to focus on high-quality small- and medium-sized companies with growing profits, reasonable valuations, and strong outlooks.

Thank you for your continued support and confidence in the Villere Funds.

Sincerely,

St. Denis J. Villere II	George V. Young

St. Denis J. Villere III	Lamar G. Villere, CFA

Villere Funds

Footnotes:

The opinions expressed above are those of Villere & Co. and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Please refer to the Schedules of Investments in the report for more complete information regarding Fund holdings. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Any tax or legal information provided is merely a summary of our understanding and interpretation of some of the current income tax regulations and is not exhaustive. Investors must consult their tax advisor or legal counsel for advice and information concerning their situation. Neither the Funds nor any of its representatives may give legal or tax advice.

The Lipper Balanced Funds Index is an equally weighted performance index of the largest qualifying funds in the Lipper category. The Lipper Mid-Cap Growth Funds Index invest in at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s large-cap floor. These indices are unmanaged and returns include reinvested dividends. The S&P 500® Index is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance. The Bloomberg Barclays Capital Intermediate Government/Credit Bond Index measures the performance of the U.S. dollar-denominated U.S. Treasuries, government-related and investment-grade credit securities that have a remaining maturity of greater than or equal to 1 year or less than 10 years. The Russell 2000® Index is a market capitalization-weighted benchmark index made up of the 2,000 smallest U.S. companies in the Russell 3,000® index. The S&P 500 Total Return Index (SPTR) is one example of a total return index. The SPTR is different from the standard S&P Index (SPX), which does not include dividend gains.

It is not possible to invest directly in an index.

Mutual fund investing involves risk; loss of principal is possible. Investments in smaller and medium sized companies involve additional risks such as limited liquidity and greater volatility.  The Balanced Fund will invest in debt securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.  Investments in lower rated and non-rated securities present a great risk of loss to principal and interest than higher rated securities. The Equity Fund may invest in foreign securities.  Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. The Equity Fund’s ability to invest in initial public offerings (IPOs) involves a higher degree of risk than more seasoned companies.

Past performance is not indicative of future results.

Duration is a measure of the sensitivity of the price of a fixed-income investment to a change in interest rates. It is expressed as a number of years.

While the Funds are no-load, advisory & other expenses still apply. Please refer to the Prospectus for more information.

Must be preceded or accompanied by a current prospectus.

The Funds are distributed by Quasar Distributors, LLC.

Villere Funds

SECTOR ALLOCATIONS at February 29, 2024 (Unaudited)

Balanced Fund

Sector	Percent of Net Assets

Private Funds[1]	27.1%
Insurance Carriers and Related Activities	8.2%
Miscellaneous Manufacturing	8.2%
Merchant Wholesalers, Durable Goods	6.9%
Chemical Manufacturing	6.8%
Computer and Electronic Product Manufacturing	6.8%
Credit Intermediation and Related Activities	6.5%
Utilities	5.0%
Support Activities for Transportation	4.7%
Transportation Equipment Manufacturing	4.6%
Administrative and Support Services	4.5%
Beverage and Tobacco Product Manufacturing	4.3%
Merchant Wholesalers, Nondurable Goods	4.1%
Money Market Funds	3.7%
Ambulatory Health Care Services	2.6%
Transit and Ground Passenger Transportation	2.6%
Fabricated Metal Product Manufacturing	2.1%
Accommodation	2.1%
Mining (except Oil and Gas)	2.0%
Professional, Scientific, and Technical Services	1.9%
Support Activities for Mining	1.9%
Publishing Industries (Except Internet)	1.5%
Consumer Discretionary	1.4%
Telecommunications	1.3%
Rail Transportation	1.3%
Food Manufacturing	1.3%
Petroleum and Coal Products Manufacturing	1.2%
Nonstore Retailers	1.0%
Electrical Equipment, Appliance,
and Component Manufacturing	0.8%
Furniture and Related Product Manufacturing	0.7%
Paper Manufacturing	0.7%
Machinery Manufacturing	0.7%
Computing Infrastructure Providers,
Data Processing, Web Hosting, and Related Services	0.2%
Liabilities in Excess of Other Assets	(28.7)%
Total	100.0%

1 Investments purchased with proceeds from securities lending.

Villere Funds

SECTOR ALLOCATIONS at February 29, 2024 (Unaudited)

Equity Fund

Sector	Percent of Net Assets

Private Funds[1]	29.3%
Computer and Electronic Product Manufacturing	10.3%
Money Market Funds	9.6%
Insurance Carriers and Related Activities	9.0%
Miscellaneous Manufacturing	8.5%
Credit Intermediation and Related Activities	6.6%
Support Activities for Transportation	6.0%
Merchant Wholesalers, Durable Goods	6.0%
Merchant Wholesalers, Nondurable Goods	5.2%
Chemical Manufacturing	5.1%
Beverage and Tobacco Product Manufacturing	4.5%
Transit and Ground Passenger Transportation	3.9%
Ambulatory Health Care Services	3.5%
Administrative and Support Services	3.3%
Support Activities for Mining	3.2%
Accommodation	3.0%
Mining (except Oil and Gas)	2.9%
Broadcasting (except Internet)	1.5%
Professional, Scientific, and Technical Services	1.4%
Publishing Industries (Except Internet)	1.1%
Transportation Equipment Manufacturing	1.0%
Food Manufacturing	1.0%
Telecommunications	1.0%
Consumer Discretionary	1.0%
Petroleum and Coal Products Manufacturing	0.9%
Plastics and Rubber Products Manufacturing	0.8%
Furniture and Related Product Manufacturing	0.8%
Liabilities in Excess of Other Assets	(30.4)%
Total	100.0%

1 Investments purchased with proceeds from securities lending.

Balanced Fund

SCHEDULE OF INVESTMENTS at February 29, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS: 74.3%

Accommodation: 2.1%
Caesars
Entertainment,
Inc.(a)	61,649	$2,679,882

Administrative and
Support Services: 2.3%
Visa, Inc. –
Class A(b)	10,520	2,973,373

Ambulatory Health Care Services: 2.6%
Option Care Health,
Inc.(a)(b)	104,155	3,361,082

Beverage and Tobacco
Product Manufacturing: 4.3%
Monster Beverage
Corp.(a)	69,390	4,100,949
PepsiCo, Inc.	9,000	1,488,060
		5,589,009
Chemical Manufacturing: 5.0%
Colgate-Palmolive
Co.	24,070	2,082,537
Ligand
Pharmaceuticals,
Inc.(a)	55,338	4,391,070
		6,473,607
Computer and Electronic
Product Manufacturing: 6.4%
IDEXX Laboratories,
Inc.(a)	4,735	2,723,714
ON Semiconductor
Corp.(a)(b)	28,175	2,223,571
Roper Technologies,
Inc.	6,260	3,410,010
		8,357,295
Consumer Discretionary: 1.4%
CVS Health Corp.(b)	24,785	1,843,260

Credit Intermediation and
Related Activities: 5.1%
Euronet Worldwide,
Inc.(a)	26,505	2,900,707

Credit Intermediation and
Related Activities: 5.1% (Continued)
First Hawaiian, Inc.	67,237	1,409,288
JPMorgan
Chase & Co.	12,535	2,332,262
		6,642,257
Food Manufacturing: 1.3%
Mondelez International,
Inc. – Class A(b)	22,950	1,676,957

Furniture and Related
Product Manufacturing: 0.7%
Leggett & Platt, Inc.	44,465	907,975

Insurance Carriers and
Related Activities: 7.6%
Palomar Holdings,
Inc.(a)	92,739	7,061,147
The Progressive
Corp.	15,210	2,883,208
		9,944,355
Merchant Wholesalers,
Durable Goods: 5.9%
Pool Corp.(b)	14,312	5,697,893
STERIS PLC	8,095	1,885,407
		7,583,300
Merchant Wholesalers,
Nondurable Goods: 4.1%
On Holding AG –
Class A(a)(b)	151,606	5,309,242

Mining (except Oil and Gas): 2.0%
Freeport-McMoRan,
Inc.	68,640	2,595,278

Miscellaneous Manufacturing: 8.2%
Johnson & Johnson	9,720	1,568,614
Stryker Corp.	13,450	4,694,991
Teleflex, Inc.(b)	19,885	4,430,179
		10,693,784
Petroleum and Coal
Products Manufacturing: 1.2%
Chevron Corp.(b)	10,610	1,612,826

The accompanying notes are an integral part of these financial statements.

Balanced Fund

SCHEDULE OF INVESTMENTS at February 29, 2024 (Unaudited) (Continued)

	Shares	Value
Professional, Scientific, and
Technical Services: 1.2%
OmniAb, Inc.(a)(b)	271,160	$1,583,574
OmniAb, Inc.(a)(c)	20,984	0
OmniAb, Inc.(a)(c)	20,984	0
		1,583,574
Publishing Industries
(Except Internet): 1.5%
Microsoft Corp.	4,615	1,908,949

Support Activities for Mining: 1.9%
Atlas Energy
Solutions, Inc.(b)	128,905	2,431,148

Support Activities
for Transportation: 4.7%
J.B. Hunt Transport
Services, Inc.	29,510	6,088,208

Telecommunications: 1.3%
Verizon
Communications,
Inc.	43,435	1,738,269

Transit and Ground
Passenger Transportation: 2.6%
Uber Technologies,
Inc.(a)	42,090	3,346,156

Transportation Equipment
Manufacturing: 0.9%
Lockheed Martin
Corp.	2,745	1,175,519

TOTAL COMMON
STOCKS
(Cost $73,415,142)		96,515,305

	Par
CORPORATE BONDS: 20.5%

Administrative and
Support Services: 0.5%
Scotts Miracle-
Gro Co.,
4.50%, 10/15/2029
	$700,000	621,964

Chemical Manufacturing: 1.8%
HB Fuller Co.,
4.00%, 02/15/2027
	2,418,000	2,314,363
Kimberly-Clark
Corp.,
3.20%, 04/25/2029
	100,000	92,912
		2,407,275
Computer and Electronic
Product Manufacturing: 0.4%
Northrop Grumman
Corp.,
4.60%, 02/01/2029 (b)
	525,000	514,250

Computing Infrastructure Providers,
Data Processing, Web Hosting, and
Related Services: 0.2%
Visa, Inc.,
0.75%, 08/15/2027
	321,000	281,936

Electrical Equipment, Appliance, and
Component Manufacturing: 0.8%
Hubbell, Inc.,
3.50%, 02/15/2028
	1,045,000	987,133

Fabricated Metal
Product Manufacturing: 2.1%
Emerson
Electric Co.,
0.88%, 10/15/2026
	950,000	859,368
Stanley Black &
Decker, Inc.,
2.30%, 02/24/2025
	2,000,000	1,938,886
		2,798,254
Insurance Carriers and
Related Activities: 0.6%
Reinsurance Group
of America, Inc.,
3.90%, 05/15/2029 (b)
	800,000	755,033

The accompanying notes are an integral part of these financial statements.

Balanced Fund

SCHEDULE OF INVESTMENTS at February 29, 2024 (Unaudited) (Continued)

	Par	Value
Machinery Manufacturing: 0.7%
Brunswick Corp.,
4.40%, 09/15/2032 (b)
	$960,000	$855,695

Merchant Wholesalers,
Durable Goods: 1.0%
Avnet, Inc.,
3.00%, 05/15/2031
	1,000,000	826,455
Reliance, Inc.,
1.30%, 08/15/2025
	490,000	460,033
		1,286,488
Nonstore Retailers: 1.0%
Amazon.com, Inc.,
1.65%, 05/12/2028 (b)
	1,500,000	1,331,504

Paper Manufacturing: 0.7%
Sonoco Products Co.,
2.25%, 02/01/2027
	950,000	872,562

Professional, Scientific, and
Technical Services: 0.7%
Alphabet, Inc.,
0.80%, 08/15/2027 (b)
	1,000,000	883,498

Rail Transportation: 1.3%
Union Pacific Corp.,
2.80%, 02/14/2032 (b)
	2,000,000	1,721,438

Transportation Equipment
Manufacturing: 3.7%
Honda Motor
Co. Ltd.,
2.53%, 03/10/2027 (b)
	1,200,000	1,120,801
Honeywell
International, Inc.,
4.95%, 09/01/2031
	1,000,000	998,497

Transportation Equipment
Manufacturing: 3.7% (Continued)
Toyota Motor Corp.,
1.34%, 03/25/2026
	2,900,000	2,693,309
		4,812,607
Utilities: 5.0%
Duke Energy Corp.,
0.90%, 09/15/2025
	1,000,000	935,757
NextEra Energy
Capital Holdings,
Inc.,
2.94%, 03/21/2024
	2,000,000	1,997,304
Pacific Gas &
Electric Co.,
4.20%, 03/01/2029
	600,000	565,788
Public Service
Enterprise
Group, Inc.,
5.85%, 11/15/2027
	1,500,000	1,536,662
The Southern Co.,
5.11%, 08/01/2027
	1,500,000	1,496,590
		6,532,101
TOTAL CORPORATE
BONDS
(Cost $28,475,067)		26,661,738

PREFERRED STOCKS: 1.7%

Administrative and
Support Services: 1.7%
B Riley Financial, Inc.
6.50%, 09/30/2026 (b)
	72,000	1,148,400
6.75%, 05/31/2024 (b)
	42,671	1,074,029
		2,222,429
TOTAL PREFERRED
STOCKS
(Cost $2,866,775)		2,222,429

The accompanying notes are an integral part of these financial statements.

Balanced Fund

SCHEDULE OF INVESTMENTS at February 29, 2024 (Unaudited) (Continued)

	Par	Value
CONVERTIBLE PREFERRED
STOCKS: 1.4%

Credit Intermediation and
Related Activities: 1.4%
Bank of America
Corp., Series L,
7.25%, Perpetual
	$1,500	$1,776,045

TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $1,883,932)		1,776,045

	Shares
SHORT-TERM INVESTMENTS: 30.8%

Investments Purchased
with Proceeds from
Securities Lending: 27.1%
Mount Vernon
Liquid Assets
Portfolio, LLC, 5.51%(d)
	35,287,188	35,287,188

Money Market Funds: 3.7%
Invesco Government
& Agency
Portfolio – Class
Institutional, 5.25%(d)
	4,836,358	4,836,358

TOTAL SHORT-TERM
INVESTMENTS
(Cost $40,123,546)		40,123,546

TOTAL
INVESTMENTS: 128.7%
(Cost $146,764,462)		167,299,063
Liabilities in Excess
of Other Assets: (28.7)%		(37,269,475)
TOTAL NET
ASSETS: 100.0%		$130,029,588

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $34,496,546 which represented 26.5% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 29, 2024.

(d)	The rate shown represents the 7-day effective yield as of February 29, 2024.

The accompanying notes are an integral part of these financial statements.

Equity Fund

SCHEDULE OF INVESTMENTS at February 29, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS: 90.4%

Accommodation: 3.0%
Caesars
Entertainment,
Inc.(a)	28,400	$1,234,548

Administrative and
Support Services: 3.3%
Visa, Inc. – Class A(b)	4,730	1,336,887

Ambulatory Health Care Services: 3.5%
Option Care
Health, Inc.(a)(b)	45,055	1,453,925

Beverage and Tobacco
Product Manufacturing: 4.5%
Monster Beverage
Corp.(a)	24,090	1,423,719
PepsiCo, Inc.	2,475	409,216
		1,832,935
Broadcasting (except Internet): 1.5%
Paramount Global –
Class B(b)	55,805	616,087

Chemical Manufacturing: 5.1%
Colgate-Palmolive Co.	5,485	474,562
Ligand
Pharmaceuticals,
Inc.(a)(b)	20,320	1,612,392
		2,086,954
Computer and Electronic
Product Manufacturing: 10.3%
IDEXX
Laboratories, Inc.(a)	2,205	1,268,382
Microchip
Technology, Inc.	5,285	444,680
ON Semiconductor
Corp.(a)(b)	12,770	1,007,809
Roper
Technologies, Inc.	2,725	1,484,389
		4,205,260
Consumer Discretionary: 1.0%
CVS Health Corp.(b)	5,255	390,814

Credit Intermediation and
Related Activities: 5.5%
Euronet
Worldwide, Inc.(a)	12,365	1,353,225
First Hawaiian, Inc.	16,105	337,561
JPMorgan
Chase & Co.	3,110	578,647
		2,269,433
Food Manufacturing: 1.0%
Mondelez
International,
Inc. – Class A(b)	5,690	415,768

Furniture and Related
Product Manufacturing: 0.8%
Leggett & Platt,
Inc.(b)	15,435	315,183

Insurance Carriers and
Related Activities: 9.0%
Palomar Holdings,
Inc.(a)	38,950	2,965,653
The Progressive Corp.	3,820	724,119
		3,689,772
Merchant Wholesalers,
Durable Goods: 6.0%
Pool Corp.(b)	4,900	1,950,788
STERIS PLC	2,005	466,985
		2,417,773
Merchant Wholesalers,
Nondurable Goods: 5.2%
On Holding AG –
Class A(a)(b)	60,925	2,133,593

Mining (except Oil and Gas): 2.9%
Freeport-
McMoRan, Inc.	31,010	1,172,488

Miscellaneous Manufacturing: 8.5%
Johnson & Johnson	2,570	414,747
Stryker Corp.	4,280	1,494,020
Teleflex, Inc.(b)	7,060	1,572,897
		3,481,664
Petroleum and Coal Products
Manufacturing: 0.9%
Chevron Corp.(b)	2,555	388,386

Plastics and Rubber
Products Manufacturing: 0.8%
Newell Brands, Inc.	45,160	338,700

The accompanying notes are an integral part of these financial statements.

Equity Fund

SCHEDULE OF INVESTMENTS at February 29, 2024 (Unaudited) (Continued)

	Shares	Value
Professional, Scientific, and
Technical Services: 1.4%
OmniAb, Inc.(a)(b)	99,569	$581,483
OmniAb, Inc.(a)(c)	7,705	0
OmniAb, Inc.(a)(c)	7,705	0
		581,483
Publishing Industries
(Except Internet): 1.1%
Microsoft Corp.	1,140	471,550

Support Activities for Mining: 3.2%
Atlas Energy
Solutions, Inc.(b)	69,845	1,317,278

Support Activities
for Transportation: 6.0%
J.B. Hunt Transport
Services, Inc.	11,845	2,443,742

Telecommunications: 1.0%
Verizon
Communications,
Inc.	10,155	406,403

Transit and Ground
Passenger Transportation: 3.9%
Uber Technologies,
Inc.(a)	19,850	1,578,075

Transportation Equipment
Manufacturing: 1.0%
Lockheed
Martin Corp.	1,000	428,240

TOTAL COMMON
STOCKS
(Cost $30,168,173)		37,006,941

CONVERTIBLE PREFERRED
STOCKS: 1.1%

Credit Intermediation and
Related Activities: 1.1%
Bank of America
Corp., Series L,
7.25%, Perpetual	360	426,251

TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $452,144)		426,251

SHORT-TERM INVESTMENTS: 38.9%

Investments Purchased
with Proceeds from
Securities Lending: 29.3%
Mount Vernon
Liquid Assets
Portfolio, LLC, 5.51%(d)
	11,996,954	11,996,954

Money Market Funds: 9.6%
Invesco Government
& Agency Portfolio –
Class Institutional, 5.25%(d)
	3,948,606	3,948,606

TOTAL SHORT-TERM
INVESTMENTS
(Cost $15,945,560)		15,945,560

TOTAL
INVESTMENTS: 130.4%
(Cost $46,565,877)		53,378,752
Liabilities in Excess
of Other Assets: (30.4)%		(12,433,843)
TOTAL NET
ASSETS: 100.0%		$40,944,909

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $11,680,070 which represented 28.5% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 29, 2024.

(d)	The rate shown represents the 7-day effective yield as of February 29, 2024.

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF ASSETS AND LIABILITIES at February 29, 2024 (Unaudited)

	Balanced Fund	Equity Fund
ASSETS
Investments in unaffiliated securities, at value[1]	$167,299,063	$53,378,752
(Cost $146,764,462 and $46,565,877, respectively)
Receivables:
Fund shares sold	11,711	40
Dividends and interest	281,305	44,064
Securities lending income, net	8,611	1,034
Prepaid expenses	11,294	4,960
Total assets	167,611,984	53,428,850

LIABILITIES
Payables:
Collateral received for securities loaned	35,287,188	11,996,954
Investment securities purchased	2,177,863	442,224
Investment advisory fees, net	72,921	24,365
Audit fees	6,156	6,156
Fund shares redeemed	11,359	4,015
Fund administration fees	11,195	3,621
Transfer agent fees	7,380	1,757
Fund accounting fees	2,852	2,679
Trustee fees	30	172
Custody fees	1,110	856
Chief Compliance Officer fees	995	995
Other accrued expenses	3,347	147
Total liabilities	37,582,396	12,483,941
NET ASSETS	$130,029,588	$40,944,909

COMPONENTS OF NET ASSETS
Paid-in capital	$119,817,536	$37,282,941
Total distributable (accumulated) earnings (losses)	10,212,052	3,661,968
Net assets	$130,029,588	$40,944,909
[1] Includes loaned securities with a market value of	$34,496,546	$11,680,070

Net Assets	$130,029,588	$40,944,909
Shares (unlimited number of shares
authorized without par value)	6,338,762	3,582,263
Net assets value, offering, and redemption price per share	$20.51	$11.43

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF OPERATIONS For the Six Months Ended February 29, 2024 (Unaudited)

	Balanced Fund	Equity Fund
INVESTMENT INCOME
Dividends	$729,904	$207,004
Interest	549,138	108,516
Income from securities lending, net	77,431	7,028
Total investment income	1,356,473	322,548

EXPENSES
Investment advisory fees	469,637	142,518
Fund administration fees	56,222	22,790
Sub-transfer agent fees	30,541	3,939
Fund accounting fees	18,033	16,660
Miscellaneous expense	15,567	7,301
Audit fees	6,223	6,223
Transfer agent fees	11,852	10,294
Registration fees	11,658	10,153
Trustee fees	9,986	9,186
Chief Compliance Officer fees	6,238	6,238
Legal fees	4,694	4,694
Reports to shareholders	6,168	1,410
Custody fees	3,200	2,619
Insurance expense	2,881	2,637
Total expenses	652,900	246,662
Less: Fees Waived	(32,978)	(9,132)
Net expenses	619,922	237,530
Net investment income (loss)	736,551	85,018

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(11,059,034)	(3,234,227)
Change in net unrealized appreciation/depreciation
on investments	18,876,989	5,577,219
Net realized and unrealized gain (loss) on investments	7,817,955	2,342,992
Net increase (decrease) in net assets
resulting from operations	$8,554,506	$2,428,010

The accompanying notes are an integral part of these financial statements.

Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2024	Year Ended
	(Unaudited)	August 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$736,551	$1,111,111
Net realized gain (loss) on investments	(11,059,034)	2,212,250
Change in net unrealized appreciation/depreciation
on investments	18,876,989	4,754,817
Net increase (decrease) in net assets
resulting from operations	8,554,506	8,078,178

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(823,317)	(743,632)
From realized gain	(1,301,497)	(4,685,616)
Net distributions to shareholders	(2,124,814)	(5,429,248)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares[1]	(8,372,954)	(13,054,305)
Total increase (decrease) in net assets	(1,943,262)	(10,405,375)

NET ASSETS
Beginning of period/year	$131,972,850	$142,378,225
End of period/year	$130,029,588	$131,972,850

[1]	Summary of capital share transactions is as follows:

	Six Months Ended
	February 29, 2024		Year Ended
	(Unaudited)		August 31, 2023
	Shares	Value	Shares	Value
Shares sold	36,870	$711,377	137,223	$2,659,782
Shares issued in
reinvestment of
distributions	104,170	2,054,248	289,868	5,272,691
Shares redeemed	(578,759)	(11,138,579)	(1,105,845)	(20,986,778)
Net increase (decrease)	(437,719)	$(8,372,954)	(678,754)	$(13,054,305)

The accompanying notes are an integral part of these financial statements.

Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2024	Year Ended
	(Unaudited)	August 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$85,018	$21,262
Net realized gain (loss) on investments	(3,234,227)	1,759,552
Change in net unrealized appreciation/depreciation
on investments	5,577,219	594,067
Net increase (decrease) in net assets
resulting from operations	2,428,010	2,374,881

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—
From realized gain	(1,761,239)	(1,053,970)
Net distributions to shareholders	(1,761,239)	(1,053,970)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares[1]	919,881	(787,892)
Total increase (decrease) in net assets	1,586,652	533,019

NET ASSETS
Beginning of period/year	$39,358,257	$38,825,238
End of period/year	$40,944,909	$39,358,257

[1]	Summary of capital share transactions is as follows:

	Six Months Ended
	February 29, 2024		Year Ended
	(Unaudited)		August 31, 2023
	Shares	Value	Shares	Value
Shares sold	77,370	$850,194	110,034	$1,207,030
Shares issued in
reinvestment of
distributions	159,299	1,758,658	101,173	1,047,143
Shares redeemed[2]	(155,391)	(1,688,971)	(273,555)	(3,042,065)
Net increase (decrease)	81,278	$919,881	(62,348)	$(787,892)

[2]	Net of redemption fees of $0 and $201, respectively.

The accompanying notes are an integral part of these financial statements.

Balanced Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	February 29,
	2024	Year Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value,
beginning of period/year	$19.48	$19.10	$26.72	$22.60	$22.08	$25.22

INCOME FROM INVESTMENT OPERATIONS
Net investment
income (loss)[1]	0.11	0.15	0.11	0.10	0.15	0.20
Net realized and unrealized
gain (loss) on investments	1.25	0.98	(4.95)	5.53	0.54	(1.95)
Total from
investment operations	1.36	1.13	(4.84)	5.63	0.69	(1.75)

LESS DISTRIBUTIONS
From net
investment income	(0.13)	(0.10)	(0.12)	(0.16)	(0.17)	(0.24)
From net realized gain	(0.20)	(0.65)	(2.66)	(1.35)	—	(1.15)
Total distributions	(0.33)	(0.75)	(2.78)	(1.51)	(0.17)	(1.39)
Net asset value,
end of period/year	$20.51	$19.48	$19.10	$26.72	$22.60	$22.08

Total return	7.04%[2]	6.22%	(19.80)%	25.66%	3.06%	(6.20)%

SUPPLEMENTAL DATA
Net assets, end of
period/year (millions)	$130.0	$132.0	$142.4	$203.9	$188.2	$223.1
Portfolio turnover rate	8%[2]	20%	21%	28%	22%	21%

RATIOS
Expenses before fees waived	1.04%[3]	1.03%	1.01%	0.99%	0.98%	0.98%
Expenses after fees waived	0.99%[3]	0.99%	0.99%	—	—	—
Net investment income (loss)
before fees waived	1.12%[3]	0.77%	0.45%	0.38%	0.69%	0.89%
Net investment income (loss)
after fees waived	1.18%[3]	0.81%	0.47%	—	—	—

[1]	Calculated based on average shares outstanding during the period.
[2]	Not Annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	February 29,
	2024	Year Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value,
beginning of period/year	$11.24	$10.90	$15.68	$12.28	$11.67	$12.89

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)[1]	0.02	0.01	(0.04)	(0.05)	(0.03)	0.02
Net realized and unrealized
gain (loss) on investments	0.68	0.63	(3.58)	3.55	0.66	(1.21)
Total from
investment operations	0.70	0.64	(3.62)	3.50	0.63	(1.19)
Paid-in capital from
redemption fees	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

LESS DISTRIBUTIONS:
From net
investment income	—	—	—	—	(0.02)	—
From net realized gain	(0.51)	(0.30)	(1.16)	(0.10)	—	(0.03)
Total distributions	(0.51)	(0.30)	(1.16)	(0.10)	(0.02)	(0.03)
Net asset value,
end of period/year	$11.43	$11.24	$10.90	$15.68	$12.28	$11.67

Total return	6.37%[3]	6.08%	(24.54)%	28.63%	5.41%	(9.16)%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$40.9	$39.4	$38.8	$52.9	$43.1	$39.8
Portfolio turnover rate	10%[3]	23%	12%	26%	35%	36%

RATIOS:
Expenses before fees waived	1.30%[4]	1.31%	1.23%	1.21%	1.22%	1.23%
Expenses after fees waived	1.25%[4]	1.25%	—	—	—	—
Net investment income (loss)
before fees waived	0.40%[4]	(0.01)%	(0.29)%	(0.32)%	(0.28)%	0.19%
Net investment income (loss)
after fees waived	0.45%[4]	0.05%	—	—	—	—

[1]	Calculated based on average shares outstanding during the period.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not Annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Balanced Fund and the Equity Fund (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”. The Balanced Fund commenced operations on September 30, 1999. The Equity Fund commenced operations on May 31, 2013.

The investment objective of the Balanced Fund is to seek long-term capital growth consistent with preservation of capital and balanced by current income. The investment objective of the Equity Fund is to achieve long-term growth.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean prices supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Securities for which market quotations are not readily available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated St. Denis J. Villere & Co., LLC (the “Advisor”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2024. See the Schedules of Investments for industry breakouts.

Balanced Fund

	Investments
	Measured at
	Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$—	$96,515,305	$—	$0	$96,515,305
Convertible
Preferred Stock	—	1,776,045	—	—	1,776,045
Preferred Stocks	—	2,222,429	—	—	2,222,429
Corporate Bonds	—	—	26,661,738	—	26,661,738
Short-Term
Investments	—	4,836,358	—	—	4,836,358
Investments
Purchased with
Cash Proceeds
from Securities
Lending[2]	35,287,188	—	—	—	35,287,188
Total Investments
in Securities	$35,287,188	$105,350,137	$26,661,738	$0	$167,299,063

[1]	See Schedule of Investments for disclosure of Level 3 securities.
[2]	Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

The following is a reconciliation of the Balanced Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance as of August 31, 2023	$0
Acquisitions	—
Dispositions	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Transfer in and/or out of Level 3	—
Balance as of February 29, 2024	$0
Change in unrealized appreciation/
depreciation for Level 3 investments
held at February 29, 2024	$—

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.

	Fair Value	Valuation	Unobservable	Input
Type of Security	at 2/29/24	Techniques	Input	Value(s)
Common Stock	$0.00	Issue Price	Market Data	$0.00

Equity Fund

	Investments
	Measured at
	Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$—	$37,006,941	$—	$0	$37,006,941
Convertible
Preferred Stock	—	426,251	—	—	426,251
Short-Term
Investments	—	3,948,606	—	—	3,948,606
Investments
Purchased with
Cash Proceeds
from Securities
Lending[2]	11,996,954	—	—	—	11,996,954
Total Investments
in Securities	$11,996,954	$41,381,798	$—	$0	$53,378,752

[1]	See Schedule of Investments for disclosure of Level 3 securities.
[2]	Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

The following is a reconciliation of the Equity Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance as of August 31, 2023	$0
Acquisitions	—
Dispositions	—
Accrued discounts/premiums	—
Realized gain (loss)
Change in unrealized appreciation/depreciation	—
Transfer in and/or out of Level 3	—
Balance as of February 29, 2024	$0
Change in unrealized appreciation/
depreciation for Level 3 investments
held at February 29, 2024	$—

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.

	Fair Value	Valuation	Unobservable	Input
Type of Security	at 2/29/24	Techniques	Input	Value(s)
Common Stock	$0.00	Issue Price	Market Data	$0.00

B.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare dividends in each calendar year of at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At the most recent fiscal year ended August 31, 2023, the Funds had no capital loss carryovers available for federal income tax purposes.

As of February 29, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. As of February 29, 2024, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Interest income and securities lending income are recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Equity Fund charges a 2.00% redemption fee on shares held less than 60 calendar days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Equity Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

I.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

J.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”) for each Fund. Under each Advisory Agreement, the Adviser furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% for the Balanced Fund and Equity Fund based upon the average daily net assets of each Fund. For the six months ended February 29, 2024, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.

The Adviser has contractually agreed to limit the annual ratio of expenses (“Expense Caps”) to 0.99% and 1.25% of each Fund’s average daily net assets for the Balanced Fund and Equity Fund, respectively. The Operating Expense Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty days written notice to the Adviser. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. The Funds must pay their current ordinary operating expenses before the Adviser

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Funds toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement. The amount of fees waived and expenses absorbed by the Adviser during the six months ended February 29, 2024, are disclosed in the Statements of Operations. Any amount due from the Adviser is paid monthly to the Funds, if applicable.

As of February 29, 2024, the remaining cumulative amounts that may be recouped by the Adviser on behalf of the Funds are shown in the following table. The Adviser may recapture a portion of the unreimbursed amount no later than the date stated.

Expiration	Balanced Fund	Equity Fund
February 29, 2027	$32,978	$9,132
August 31, 2026	50,763	24,169
August 31, 2025	36,727	—

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by each Fund to Fund Services for these services for the six months ended February 29, 2024 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as the Funds’ custodian. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have entered into Sub-Transfer Agent Arrangements (the “Arrangements”). All Arrangements must be approved by the Board. For the six months ended February 29, 2024, the Sub-Transfer Agent Fees and Transfer Agent Fees incurred by the Funds are disclosed in the Statements of Operations.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of its total asset value to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors, including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The Funds’ loaned securities are collateralized by cash equivalents. The cash collateral is invested by U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of February 29, 2024, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

	Market Value of	Payable on
	Securities on Loan	Collateral Received
Balanced Fund	$34,496,546	$35,287,188
Equity Fund	11,680,070	11,996,954

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio (a 3(c)7 private fund that is managed according to Rule 2a-7 under the 1940 Act). The Schedules of Investments for the Funds include the particular cash collateral holding as of February 29, 2024. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

The net fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Statements of Operations.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended February 29, 2024, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments were as follows:

	Purchases	Sales/Maturities
Balanced Fund	$9,661,091	$12,311,130
Equity Fund	4,160,981	3,469,550

For the six months ended February 29, 2024, there were no purchases, sales or maturities of long-term U.S. Government obligations in the Funds.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended February 29, 2024 (estimated) and the year ended August 31, 2023 for the Funds were as follows:

Balanced Fund

	February 29, 2024	August 31, 2023
Distributions paid from:
Ordinary income	$823,317	$743,632
Long-term capital gain	1,301,497	4,685,616
	$2,124,814	$5,429,248

Equity Fund
	February 29, 2024	August 31, 2023
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain	1,761,239	1,053,970
	$1,761,239	$1,053,970

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

As of the most recent fiscal year ended August 31, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

Balanced Fund

Cost of investments	$159,197,494
Gross tax unrealized appreciation	24,449,108
Gross tax unrealized depreciation	(22,791,497)
Gross tax unrealized appreciation (depreciation)	1,657,611
Undistributed ordinary income	823,317
Undistributed long-term capital gain	1,301,432
Total distributable earnings	2,124,749
Other distributable (accumulated) earnings (losses)	—
Total distributable (accumulated) earnings (losses)	$3,782,360

Equity Fund

Cost of investments	$48,872,614
Gross tax unrealized appreciation	8,786,280
Gross tax unrealized depreciation	(7,552,298)
Gross tax unrealized appreciation (depreciation)	1,233,982
Undistributed ordinary income	—
Undistributed long-term capital gain	1,761,215
Total distributable earnings	1,761,215
Other distributable (accumulated) earnings (losses)	—
Total distributable (accumulated) earnings (losses)	$2,995,197

Under tax law, net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended August 31, 2023, the Funds did not defer any post-October losses or ordinary late year losses.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Interest expense for the six months ended February 29, 2024 is disclosed in the Statements of Operations, if applicable. Credit facility activity for the six months ended February 29, 2024 was as follows:

	Balanced Fund	Equity Fund
Maximum available credit	$25,000,000	$2,500,000
Largest amount outstanding
on an individual day	—	—
Average daily loan outstanding
when in use	—	—
Credit facility outstanding as
of February 29, 2024	—	—
Average interest rate when in use	—	—

Villere Funds

EXPENSE EXAMPLES For the Six Months Ended February 29, 2024 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/23 – 2/29/24).

Actual Expenses

The Actual line of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Equity Fund. In addition to the Funds’ expenses, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds of other investment companies in which the Funds have shares. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, administration fees, custody fees and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical line of the following tables include information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

Villere Funds

EXPENSE EXAMPLES For the Six Months Ended February 29, 2024 (Unaudited) (Continued)

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Balanced Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/23	Value 2/29/24	9/1/23 – 2/29/24[1]
Actual	$1,000.00	$1,070.40	$5.10
Hypothetical (5% return
before expenses)	1,000.00	1,019.94	4.97

[1]
Expenses are equal to the Balanced Fund’s annualized expense ratio for the most recent six-month period of 0.99% (fee waivers in effect) multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

Equity Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/23	Value 2/29/24	9/1/23 – 2/29/24[2]
Actual	$1,000.00	$1,063.70	$6.41
Hypothetical (5% return
before expenses)	1,000.00	1,018.65	6.27

[2]
Expenses are equal to the Equity Fund’s annualized expense ratio for the most recent six-month period of 1.25% (fee waivers in effect) multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

Villere Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling 866.209.1129 or by accessing the Funds’ web site at www.villere.com. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 866.209.1129. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at www.villere.com. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling 866.209.1129.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated summary prospectus, as well as annual and semi-annual reports for the Funds, if applicable. In an effort to decrease costs, the Funds will reduce the number of duplicate summary prospectuses, proxy statements, and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 866.209.1129 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 866.209.1129. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.villere.com.

Villere Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
St. Denis J. Villere & Company, LLC
601 Poydras Street, Suite 1808
New Orleans, LA 70130-6308

Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 209-1129

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester, LLP
1251 Avenue of the Americas, 19th Floor
New York, NY 10020

Villere Balanced Fund
Symbol – VILLX
CUSIP – 742935539

Villere Equity Fund
Symbol – VLEQX
CUSIP – 74316J391

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    May 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    May 8, 2024

By (Signature and Title)      /s/Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date    May 8, 2024

* Print the name and title of each signing officer under his or her signature.